Note 4 - Acquisitions	9 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

4. Acquisitions

During the year ended December 31, 2014, we closed five transactions supporting our entry into the urgent and primary care market.  A summary of the acquisitions is as follows:

Business Acquired	State	Sites	Date of Closing
CorrectMed	Georgia	2	May 8, 2014
Bay Walk-In Clinic	Florida	2	August 29, 2014
Mid-South Urgent Care	Alabama	3	September 12, 2014
MedHelp	Georgia	1	October 31, 2014
Stat Medical Care	Virginia	2	December 31, 2014

The following table provides certain pro forma financial information for the Company as if the acquisition of CorrectMed had occurred on January 1, 2014.  Pro forma information for Bay Walk-In, Mid-South Urgent Care, MedHelp, and Stat Medical Care was not included since it was impracticable to obtain, due to the financial reporting approaches utilized by the prior owners of the businesses.

	Nine months ended September 30,
	2015	2014
Net revenue
Ancillary network	$15,640	$16,161
Urgent and primary care	7,251	2,705
Total net revenue	22,891	18,866

Net loss	$(9,210)	$(4,556)

Basic net (loss) per common share	$(1.35)	$(0.72)
Diluted net (loss) per common share	$(1.60)	$(0.72)

On July 31, 2015, we entered into an asset purchase agreement with Medac Health Services, P.A., or Medac, and its shareholders to purchase certain assets used by Medac in the operation of its four urgent care centers in the greater Wilmington, North Carolina area. We refer to this transaction as the “Medac Asset Acquisition.” The purchase price for the assets is $5,600,000, with $5,040,000 payable in cash at closing and the balance of $560,000 payable in the form of a promissory note with interest at 5% per annum and maturing 18 months after the closing. The asset purchase agreement provides that consummation of the transaction is subject to the satisfaction or waiver of certain conditions, including our receipt of financing in an amount no less than $5,600,000. On October 20, 2015, we agreed, subject to certain customary conditions, to close the Medac Asset Acquisition no later than November 20, 2015 and provided a nonrefundable $150,000 deposit towards the purchase price. No assurance can be given that the proposed Medac Asset Acquisition will be consummated by November 20, 2015, on the terms and conditions set forth herein, or at all. (See Part II, Item 1A. Risk Factors - “We may be unable to complete our planned acquisition of certain assets of Medac on currently anticipated terms, or at all”).

During the quarter ended September 20, 2015, there was a measurement period adjustment to Stat Medical Care preliminary accounts receivable balance due to receipt of more accurate information regarding the accounts receivable balance as of the acquisition date. Accounts receivable was increased $69,000 and goodwill was decreased by the same amount.